4. Intangible Assets	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
4. Intangible Assets

Note 4 Intangible Assets

Intangible assets -patents consisted of the following at March 31, 2015 and December 31, 2014:

	March 31, 2015	December 31, 2014

Patents	$67,647	$61,690
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(16,287)	(15,261)
Patents - net	$51,360	$46,430

At March 31, 2015, future amortization of intangible assets is as follows:

Year Ending December 31
2015	$4,257
2016	4,302
2017	4,297
2018	4,297
2019	4,297
2020 and Thereafter	29,910
$51,360

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.